(Oppenheimer Money Market Fund, Inc)
Investment Objective. The Fund seeks the maximum current income that is consistent with stability of principal. The Fund is a money market fund.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 14 of the prospectus and in the sections "How to Buy Shares" beginning on page 35 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Fund shares by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Money Market Fund, Inc)		Class A	Class Y
Management Fees		0.41%	0.41%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.24%	0.02%
Total Annual Fund Operating Expenses		0.65%	0.43%
Fee Waiver and Expense Reimbursement	[1]	(0.33%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.32%	0.31%
[1]	The Fund's investment adviser has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. That undertaking may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Money Market Fund, Inc) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	33	175	331	782
Class Y	32	126	229	532

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Money Market Fund, Inc) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	33	175	331	782
Class Y	32	126	229	532

Principal Investment Strategies. The Fund is a money market fund that invests in a variety of money market instruments to seek current income. Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. Government, domestic and foreign corporations and financial institutions, and other entities. Money market instruments include bank obligations, repurchase agreements, commercial paper, and other short-term corporate and governmental debt obligations.

To be considered "high-quality," a debt instrument must be rated in one of the two highest credit-quality categories for short-term securities by a nationally recognized statistical rating service or, if a security is unrated, it must be determined by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), under the supervision of the Fund's Board, to be of comparable quality to rated securities in one of those two categories.

Principal Risks. All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. However, the Fund's investments must meet strict standards set by its Board of Directors and special rules under Federal law for money market funds. Those requirements include maintaining high credit quality, a short average maturity and diversification of the Fund's investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund's portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund's yield will likely be lower than the yield on longer-term fixed-income funds.

Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

Interest Rate Risk. The values of debt securities usually change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The values of longer-term debt securities usually change more when interest rates change than the values of shorter-term debt securities.

Credit Risk. Debt securities are also subject to credit risk, which is the risk that the issuer of a security might not make principal or interest payments on the security when they are due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Who Is the Fund Designed For? The Fund is designed for investors who want to earn income at money market rates while seeking to preserve the value of their investment and maintaining easy access to their investment through checkwriting and wire redemption privileges. The Fund will invest in a variety of money market instruments to seek current income and stability of principal and to try to maintain a stable share price of $1.00. The Fund is not a complete investment program.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5 and 10 year periods. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at:

https://www.oppenheimerfunds.com/fund/MoneyMarketFundInc.

During the period shown, the highest return for a calendar quarter was 1.35% (1st Qtr 01) and the lowest return was 0.00% (4th Qtr 10). For the period from January 1, 2011 through September 30, 2011, the cumulative return before taxes was 0.01%.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns (Oppenheimer Money Market Fund, Inc)	Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A	Apr. 17, 1974	0.01%	2.45%	2.13%
Class Y	Aug. 27, 2004	0.01%	2.58%	2.55%

The Fund's performance reflects reinvestment of all dividends and capital gains distributions.

The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.CALL OPP (225.5677).